Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in-Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Jun. 03, 2018
Balance, shares at Jun. 03, 2018
Issuance of Common Stock	$ 38	749,962			750,000
Issuance of Common Stock, shares	375,000
Change in fair market value of investment				1,875	1,875
Net Loss			(79,511)		(79,511)
Balance at Jun. 30, 2018	$ 38	749,962	(79,511)	1,875	672,364
Balance, shares at Jun. 30, 2018	375,000
Balance at Jun. 03, 2018
Balance, shares at Jun. 03, 2018
Issuance of Common Stock	$ 38	749,962			750,000
Issuance of Common Stock, shares	375,000
Change in fair market value of investment				25,375	25,375
Net Loss			(135,780)		(135,780)
Balance at Sep. 30, 2018	$ 38	749,962	(135,780)	25,375	639,595
Balance, shares at Sep. 30, 2018	375,000
Balance at Jun. 30, 2018	$ 38	749,962	(79,511)	1,875	672,364
Balance, shares at Jun. 30, 2018	375,000
Change in fair market value of investment					23,500
Net Loss					(56,269)
Balance at Sep. 30, 2018	$ 38	$ 749,962	$ (135,780)	$ 25,375	$ 639,595
Balance, shares at Sep. 30, 2018	375,000